Stock Option Plans and Agreements (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Transactions
Number of options outstanding, beginning	12,430,500	10,910,500	7,920,000
Number of options granted	1,755,000	1,880,000	4,203,500
Number of options Exercised	(2,319,000)
Number of options forfeited	898,000	(25,000)	(938,000)
Number of options expired	45,000	335,000	275,000
Number of options outstanding, ending	10,923,500	12,430,500	10,910,500
Number of options vested or expected to vest	10,173,500	12,430,500
Number of options exercisable	10,088,500	11,885,500
Weighted average exercise price outstanding, beginning	$ 0.05	$ 0.05	$ 0.09
Weighted average exercise price granted	0.21	0.07	0.03
Weighted average exercise price exercised	0.04
Weighted average exercise price forfeited	0.08	0.05	0.23
Weighted average exercise price expired	0.10	0.15	0.07
Weighted average exercise price outstanding, ending	0.08	0.05	$ 0.05
Weighted average exercise price vested or expected to vest	0.08	0.05
Weighted average exercise price exercisable	$ 0.07	$ 0.05
Weighted-average remaining contractual term outstanding	3.6	3.3 years
Weighted-average remaining contractual term vested or expected to vest	3.6	3.3 years
Weighted-average remaining contractual term exercisable	3.5	3.3 years
Aggregate intrinsic value outstanding	$ 1,466,000	$ 480,400
Aggregate intrinsic value vested or expected to vest	1,150,000	480,400
Aggregate intrinsic value exercisable	$ 1,149,700	$ 467,800